Right of Use Assets and Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Disclosure of right-of-use assets [Table Text Block]
	March 31, 2022	March 31, 2021
Right of Use Assets, beginning of year	$355,178	$620,191
Additions	-	-
Depreciation	(233,500)	(265,013)
Transfer to Deposit	(5,000)	-

Right of Use Assets, end of year	$116,678	$355,178

Disclosure of payments on lease liabilities [Table Text Block]
1 year	$122,420
thereafter	-
less amount representing interest expense	(1,811)
Lease liability	120,609
Current Portion of Lease Liabilities	120,609
Long Term Portion of Lease Liabilities	$-